Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Equity method investments	$ 32,433	$ 31,565
Equity investments without readily determinable fair values	152	152
Total investments	$ 32,585	$ 31,717